Income taxes - Net operating loss carryfowards (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 800,574
Tax Year 2020
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	492
Tax Year 2021
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16
Tax Year 2022
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	396
Tax Year 2024
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	9,181
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	13,516
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	13,403
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	22,343
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	324,569
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	110,075
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	100,017
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	94,332
Tax Year 2032
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16,801
Tax Year 2033
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	2,945
Tax Year 2034
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	81,253
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	7,489
Tax Year 2038
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,642
Tax Year 2039
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 2,104